DERIVATIVES AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Effective and Repricing Analysis
The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2017	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	1.4%	23,564	23,564	—	—	—	—
Short-term investments	19	1.4%	34,043	—	34,043	—	—	—
Finance lease receivable	17	4.0%	1,185	267	233	333	352	—
Licence payments	22	3.0%	(1,112)	(1,112)	—	—	—	—
Finance lease payable	25	4.6%	(886)	(176)	(178)	(364)	(168)	—
Exchangeable note	24	4.8%	(92,955)	—	—	—	—	(92,955)

Total			(36,161)	22,543	34,098	(31)	184	(92,955)

As at December 31, 2016	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.8%	77,109	77,109	—	—	—	—
Finance lease receivable	17	4.1%	1,330	289	253	392	396	—
Licence payments	22	3.0%	(2,195)	(1,112)	(1,083)	—	—	—
Finance lease payable	25	4.5%	(1,005)	(135)	(138)	(286)	(446)	—
Exchangeable note	24	4.8%	(92,232)	—	—	—	—	(92,232)

Total			(16,993)	76,151	(968)	106	(50)	(92,232)

Schedule of Interest Rate Profile of Financial Assets/Liabilities
The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(1,112)	(2,195)
Fixed rate financial liabilities (exchangeable note)	(92,955)	(92,232)
Fixed rate financial liabilities (finance lease payables)	(886)	(1,005)
Financial assets (short-term deposits and short-term investments)	48,046	67,265
Financial assets (finance lease receivables)	1,185	1,330
Variable rate instruments
Financial assets (cash and short-term deposits)	9,561	9,844

	(36,161)	(16,993)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2017 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	20,515	20,515	20,515	—	—	—	—
Exchangeable notes	92,955	115,000	—	—	—	—	115,000
Exchangeable note interest	1,150	126,500	2,300	2,300	4,600	13,800	103,500

	114,620	262,015	22,815	2,300	4,600	13,800	218,500

As at December 31, 2016 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	23,607	23,607	22,524	1,083	—	—	—
Exchangeable notes	92,232	115,000	—	—	—	—	115,000
Exchangeable note interest	1,150	131,100	2,300	2,300	4,600	13,800	108,100

	116,989	269,707	24,824	3,383	4,600	13,800	223,100

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
Foreign currency short term financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management translated into US Dollars at the closing rate:

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	235	443	5	2,107	443	16
Trade and other receivable	1,396	101		298	1,958	6
Trade and other payables	(1,936)	(16)	(239)	(86)	(2,235)	—

Total exposure	(305)	528	(234)	2,319	166	22

As at December 31, 2016	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	214	520	46	845	371	7
Trade and other receivable	852	157	68	414	1,103	—
Trade and other payables	(1,983)	(29)	(4,528)	(85)	(1,976)	—

Total exposure	(917)	648	(4,414)	1,174	(502)	7

Schedule of Sensitivity Analysis

A 10% strengthening of the US Dollar against the Euro at December 31, 2017 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2017
Euro	2,158

December 31, 2016
Euro	1,093

A 10% weakening of the US Dollar against the Euro at December 31, 2017 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2017
Euro	(2,637)

December 31, 2016
Euro	(1,336)

Schedule of Maximum Credit Exposure of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying Value December 31, 2017 US$’000	Carrying Value December 31, 2016 US$’000
Third party trade receivables (Note 17)	17,242	18,340
Finance lease income receivable (Note 17)	1,185	1,330
Cash & cash equivalents (Note 18)	23,564	77,109
Short-term investments (Note 19)	34,043	—

	76,034	96,779

Schedule of Exposure of Trade Receivables by Geographic Location
The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2017 US$’000	Carrying Value December 31, 2016 US$’000
United States	8,682	10,201
Euro-zone countries	1,789	1,645
United Kingdom	185	252
Other European countries	21	10
Other regions	7,750	7,562

	18,427	19,670

Schedule of Exposure of Trade Receivables by Customer
The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying Value December 31, 2017 US$’000	Carrying Value December 31, 2016 US$’000
End-user customers	8,200	11,882
Distributors	10,003	7,127
Non-governmental organisations	224	661

	18,427	19,670

Schedule of Ageing of Trade Receivables
The ageing of trade receivables at December 31, 2017 is as follows:

	Gross	Impairment	Gross	Impairment
	2017	2017	2016	2016
	US$’000	US$’000	US$’000	US$’000
Not past due	10,770	—	12,275	—
Past due 0-30 days	3,190	31	2,741	8
Past due 31-120 days	1,906	50	1,807	67
Greater than 120 days	4,966	3,509	4,688	3,096

	20,832	3,590	21,511	3,171

Schedule of Movement in Allowance for Impairment of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2017	2016	2015
	US$’000	US$’000	US$’000
Balance at January 1	3,171	2,812	2,205
Charged to costs and expenses	662	415	780
Amounts written off during the year	(243)	(56)	(173)

Balance at December 31	3,590	3,171	2,812

Schedule of Fair Values of Financial Assets/Liabilities
The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$'000	US$'000	US$'000	US$'000
December 31, 2017
Loans and receivables
Trade receivables	17	17,242	—	17,242	17,242
Cash and cash equivalents	18	23,564	—	23,564	23,564
Short-term investments	19	34,043	—	34,043	34,043
Finance lease receivable	15,17	1,185	—	1,185	1,185

		76,034	—	76,034	76,034

Liabilities at amortised cost
Exchangeable note	24	—	(92,955)	(92,955)	(92,955)
Finance lease payable	25	(886)	—	(886)	(886)
Trade and other payables (excluding deferred income)	22	(20,237)	—	(20,237)	(20,237)
Provisions	23	(50)	—	(50)	(50)

		(21,173)	(92,955)	(114,128)	(114,128)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	360	360	360
Exchangeable note equity conversion option	24	—	(440)	(440)	(440)
Exchangeable note bond put option	24	—	(1,790)	(1,790)	(1,790)

		—	(1,870)	(1,870)	(1,870)

		54,861	(94,825)	(39,964)	(39,964)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data

	Note	Level 1 US$'000	Level 2 US$'000	Total carrying amount US$'000	Fair Value US$'000
December 31, 2016
Loans and receivables
Trade receivables	17	18,340	—	18,340	18,340
Cash and cash equivalents	18	77,109	—	77,109	77,109
Finance lease receivable	15,17	1,330	—	1,330	1,330

		96,779	—	96,779	96,779

Liabilities at amortised cost
Exchangeable note	24	—	(92,232)	(92,232)	(92,232)
Finance lease payable	25	(1,005)	—	(1,005)	(1,005)
Trade and other payables (excluding deferred income)	22	(24,533)	—	(24,533)	(24,533)
Provisions	23	(75)	—	(75)	(75)

		(25,613)	(92,232)	(117,845)	(117,845)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	—	—	—
Exchangeable note equity conversion option	24	—	(3,970)	(3,970)	(3,970)
Exchangeable note bond put option	24	—	(290)	(290)	(290)

		—	(4,260)	(4,260)	(4,260)

		71,166	(96,492)	(25,326)	(25,326)